Business combinations and capital reorganization - Calculation of Good will (Details) - MOMA € in Thousands	Jun. 07, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Consideration transferred	€ 59,986
Less: fair value of identifiable net assets acquired	49,262
Goodwill	€ 10,724